Summary of Significant Accounting Policies - Additional Information (Details) (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of significant accounting policies [abstract]
Impairment loss recognized for the asset or cash-generating unit	$ 0
Remaining performance obligation	$ 0